SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Allowance for doubtful accounts			$ 0	$ 0
Customer Concentration Risk | Accounts Receivable | Customer 1 | Related Party
Concentration Risk [Line Items]
Concentration risk percentage			59.00%	75.00%
Customer Concentration Risk | Accounts Receivable | Customer 2 | Related Party
Concentration Risk [Line Items]
Concentration risk percentage			33.00%	16.00%
Customer Concentration Risk | Revenue Benchmark | Customer 1 | Active management
Concentration Risk [Line Items]
Concentration risk percentage	49.00%	32.00%
Customer Concentration Risk | Revenue Benchmark | Customer 1 | Related Party | Portfolio servicing
Concentration Risk [Line Items]
Concentration risk percentage			78.00%	28.00%
Customer Concentration Risk | Revenue Benchmark | Customer 1 | Nonrelated Party | Active management
Concentration Risk [Line Items]
Concentration risk percentage			49.00%	51.00%
Customer Concentration Risk | Revenue Benchmark | Customer 2 | Active management
Concentration Risk [Line Items]
Concentration risk percentage	35.00%
Customer Concentration Risk | Revenue Benchmark | Customer 2 | Related Party | Portfolio servicing
Concentration Risk [Line Items]
Concentration risk percentage				28.00%
Customer Concentration Risk | Revenue Benchmark | Customer 2 | Nonrelated Party | Active management
Concentration Risk [Line Items]
Concentration risk percentage			14.00%
Customer Concentration Risk | Revenue Benchmark | Customer 3 | Nonrelated Party | Active management
Concentration Risk [Line Items]
Concentration risk percentage			12.00%
Customer Concentration Risk | Investment Method Revenue Benchmark | Customer 1 | Nonrelated Party
Concentration Risk [Line Items]
Concentration risk percentage				22.00%